Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue
Other revenue	$ 624,259	$ 527,523	$ 1,359,956	$ 1,162,065
Expenses
Administrative expenses	20,107	17,122	37,559	33,765
Depreciation and amortization	112,547	98,161	232,511	195,600
Loss on foreign exchange	4,464	1,283	4,726	2,145
Costs and expenses, total	514,402	442,112	1,113,560	990,563
Gain on sale of renewable assets (note 13(d))	0	0	1,200	0
Operating income	109,857	85,411	247,596	171,502
Interest expense	(64,573)	(58,182)	(122,516)	(107,762)
Gain (loss) from long-term investments (note 6)	(113,380)	60,506	(124,069)	9,999
Other net losses (note 16)	(8,652)	(1,813)	(13,382)	(10,197)
Pension and other post-employment non-service costs (note 8)	(2,258)	(3,861)	(4,836)	(7,545)
Loss on derivative financial instruments (note 21(b)(iv))	(6,135)	(1,354)	(5,884)	(265)
Earnings (loss) before income taxes	(85,141)	80,707	(23,091)	55,732
Income tax recovery (expense) (note 15)
Current	(3,409)	(3,864)	(9,713)	(7,239)
Deferred	26,228	8,059	23,080	33,072
Income tax expense	22,819	4,195	13,367	25,833
Net earnings (loss)	(62,322)	84,902	(9,724)	81,565
Non-controlling interests	32,021	20,937	72,963	40,902
Non-controlling interests held by related party	(3,086)	(2,617)	(5,661)	(5,298)
Net effect of non-controlling interests	28,935	18,320	67,302	35,604
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	(33,387)	103,222	57,578	117,169
Preferred shares, Series A and preferred shares, Series D dividend (note 12)	2,220	2,276	4,440	4,490
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp.	$ (35,607)	$ 100,946	$ 53,138	$ 112,679
Basic net earnings (loss) per share (USD per share)	$ (0.05)	$ 0.16	$ 0.08	$ 0.19
Diluted net earnings (loss) per share (USD per share)	$ (0.05)	$ 0.16	$ 0.08	$ 0.18
Retained earnings (deficit)
Income tax recovery (expense) (note 15)
Net earnings (loss)	$ (33,387)	$ 103,222	$ 57,578	$ 117,169
Regulated electricity distribution/ purchased
Revenue
Other revenue	295,558	280,011	576,252	613,984
Expenses
Expenses	104,125	118,892	203,308	288,291
Regulated gas distribution/ purchased
Revenue
Other revenue	121,911	92,711	385,345	291,325
Expenses
Expenses	51,802	26,105	184,368	99,486
Regulated water reclamation and distribution/ purchased
Revenue
Other revenue	89,626	58,042	168,257	112,592
Expenses
Expenses	3,329	3,406	6,152	6,148
Non-regulated energy sales/ purchased
Revenue
Other revenue	97,015	77,890	185,235	108,673
Expenses
Expenses	11,698	6,061	26,604	13,989
Other revenue
Revenue
Other revenue	20,149	18,869	44,867	35,491
Operating expenses
Expenses
Expenses	$ 206,330	$ 171,082	$ 418,332	$ 351,139